Leases - Supplemental cash flow information related to leases (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities related to operating leases			$ 30	$ 31
Cash used in financing activities related to finance leases	$ 2	$ 2	2
ROU assets obtained in exchange for lease obligations:
Operating lease			9	21
Finance lease				$ 5
Additions to ROU assets on account of business acquisitions
Operating leases			$ 20
Weighted average remaining lease term:
Operating leases			5 years 4 months 9 days	4 years 3 months 18 days
Finance leases			1 year 8 months 12 days	2 years 8 months 12 days
Weighted average discount rate:
Operating lease			7.15%	5.02%
Finance lease			3.56%	3.56%